Note 10 - Commitments and Contingencies (Details Textual)	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2021 bbl	Jun. 30, 2021 USD ($) a bbl	Dec. 31, 2020 USD ($) bbl	Aug. 22, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Retained Earnings (Accumulated Deficit), Ending Balance		$ (96,722,000)	$ (107,209,000)	$ (90,780,000)		$ (5,746,000)
Oncor [Member]
Letters of Credit Outstanding, Amount		$ 1,900,000
TEXAS
Area of Land (Acre) | a		80
The Salt-Water Disposal Agreement Due on July 24, 2022 [Member]
Number of Barrels to be Delivered (Barrel of Oil) | bbl		3,000,000.0	3,000,000.0
Number of Barrels, Delivered (Barrel of Oil) | bbl		1,700,000	700,000
Supply Commitment, Remaining Minimum Amount Committed		$ 603,000
Crude Oil Delivery Commitments [Member]
Supply Commitment, Gross Barrels of Oil Delivered Per Day, Year One (Barrel of Oil) | bbl	5,000
Supply Commitment, Gross Barrels of Oil Delivered Per Day, Year Two (Barrel of Oil) | bbl	7,500
Supply Commitment, Gross Barrels of Oil Delivered Per Day, Remaining Term of Contract (Barrel of Oil) | bbl	10,000
Supply Commitment, Remaining Term of Contract (Year)	8 years
Supply Commitment, Amount Committed		25,400,000
Other Noncurrent Assets [Member]
Operating Lease, Right-of-Use Asset		236,000	$ 506,000
Other Liabilities [Member]
Operating Lease, Liability, Total		239,000	508,000
Other Current Liabilities [Member]
Operating Lease, Liability, Noncurrent		213,000	430,000
Other Noncurrent Liabilities [Member]
Operating Lease, Liability, Total		$ 26,000
Operating Lease, Liability, Noncurrent			$ 78,000
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Retained Earnings (Accumulated Deficit), Ending Balance					$ 0